U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and Address of Issuer: Great-West Funds, Inc. 8515 East Orchard Road Greenwood Village, Colorado 80111

2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Great-West Aggressive Profile Fund

Great-West Ariel Mid Cap Value Fund

Great-West Bond Index Fund

Great-West Conservative Profile Fund

Great-West Core Bond Fund

Great-West Emerging Markets Equity Fund

Great-West Global Bond Fund

Great-West Government Money Market Fund

Great-West High Yield Bond Fund

Great-West Inflation-Protected Securities Fund

Great-West International Growth Fund

Great-West International Index Fund

Great-West International Value Fund

Great-West Large Cap Growth Fund

Great-West Large Cap Value Fund

Great-West Lifetime 2015 Fund

Great-West Lifetime 2020 Fund

Great-West Lifetime 2025 Fund

Great-West Lifetime 2030 Fund

Great-West Lifetime 2035 Fund

Great-West Lifetime 2040 Fund

Great-West Lifetime 2045 Fund

Great-West Lifetime 2050 Fund

Great-West Lifetime 2055 Fund

Great-West Lifetime 2060 Fund

Great-West Mid Cap Value Fund

Great-West Moderate Profile Fund

Great-West Moderately Aggressive Profile Fund

Great-West Moderately Conservative Profile Fund

Great-West Multi-Sector Bond Fund
Great-West Real Estate Index Fund
Great-West S&P 500® Index Fund
Great-West S&P Mid Cap 400® Index Fund
Great-West S&P Small Cap 600® Index Fund
Great-West SecureFoundation® Balanced ETF Fund
Great-West SecureFoundation® Balanced Fund
Great-West SecureFoundation® Lifetime 2020 Fund
Great-West SecureFoundation® Lifetime 2025 Fund
Great-West SecureFoundation® Lifetime 2030 Fund
Great-West SecureFoundation® Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2060 Fund
Great-West Short Duration Bond Fund
Great-West Small Cap Growth Fund
Great-West Small Cap Value Fund
Great-West T. Rowe Price Mid Cap Growth Fund
Great-West U.S. Government Securities Fund
3. Investment Company Act File Number: 811-03364 Securities Act File Number: 002-75503
4(a). Last day of fiscal year for which this notice is filed: December 31, 2020

4(b). ☐  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 17,345,346,427

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:		$ 20,612,393,393

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ended no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

	(iv) Total available redemption credits [add Items 5(ii) And 5 (iii)]		--$ 20,612,393,393

(v) Net sales ---- if Item 5(i) is greater than Item 5(iv)

	(vi) Redemption credits available for use in future years----if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$3,267,046,966

	(vii) Multiplier for determining registration fee (see Instruction C. 9):		X 0.0001091

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		$ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     N/A      . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:     N/A        .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+ $ 0 .

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $ 0

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository Method of Delivery: ☐ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Maiers
Mary Maiers, CFO & Treasurer
Great-West Funds, Inc.

Date  March 15, 2021

*Please print the name and title of the signing officer below the signature.